UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Goodwill	€ 18,419	€ 18,419
Intangible assets	6,605	6,605
Property, plant and equipment	1,522	2,090
Other financial assets	5,460	5,358
Other receivables and assets	2,579	625
Total non-current assets	34,585	33,097
Current assets
Other financial assets	22,692	21,415
Other receivables and assets	16,941	13,144
Cash and cash equivalents	387,992	516,685
Total current assets	427,624	551,244
TOTAL ASSETS	462,209	584,341
Shareholders’ equity
Share capital	798	785
Premiums related to share capital	1,228,664	1,190,593
Translation reserve	1,768	2,309
Retained earnings	(699,063)	(402,380)
Net loss for the period	(165,900)	(336,102)
Total shareholders’ equity	366,266	455,205
Non-current liabilities
Retirement benefit obligations	696	627
Provisions	23,422	28,849
Borrowings	137	554
Royalty certificates	0	30,237
Deferred tax liabilities	0	5,848
Total non-current liabilities	24,254	66,114
Current liabilities
Borrowings	1,075	1,302
Provisions	23,914	17,030
Trade payables and other current liabilities	39,010	37,552
Tax and employee-related payables	7,689	7,137
Total current liabilities	71,688	63,021
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 462,209	€ 584,341